Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity
Effect of change in fair value of available-for-sale securities, tax	$ 1	$ (2)	$ 26
Unrecognized income (expense) related to pensions and other postretirement plans, tax	154	(25)	3
Change in derivatives qualifying as cash flow hedges, tax	$ 29	$ (19)	$ (54)